Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Schedule of option plans

	2015 Restricted Stock Unit Plan	2019 Employee Stock
	(RSU Plan)	Option Plan (2019 ESOP)
Adoption date	July, 2015	June, 2019
Type of shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 2,100,000 shares	Up to 3,100,000 shares
Exercise price	Granted during:	Granted during:
	Year 2016: n/a	Year 2019: U.S. $ 16.75
	Year 2017: n/a	Year 2020: U.S. $ 13.70-17.19
Year 2018: n/a
Year 2019: n/a
Exercise basis	Shares	Shares
Expiration date	December 2022	December 2026
Vesting period	Three vesting during up to 2 years	Two vesting during up to 4 years
Other major terms	- The units are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company's BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

-The Compensation Committee of the Board, acting as Administrator of the Plan, shall have the authority to adopt, amend and repeal such administrative rules, guidelines and practices relating to the Plan as it deems advisable.

Schedule of changes in outstanding options

			Forfeited
	As of	Granted	and expired	Exercised	As of
	December 31,	during the	during the	during the	December 31,
	2019	period	period	period	2020
2012 ESOP	1,153,775	—	(1,018,742)	(135,033)	—
2015 RSU Plan	365,723	—	(38,696)	(254,357)	72,670
2019 ESOP	930,000	700,000	—	—	1,630,000
Total	2,449,498	700,000	(1,057,438)	(389,390)	1,702,670

Schedule of valuations of share-based payments

							Weighted
							average
	Number					Weighted	fair value
	of			Risk-free	Expec-	average	per option/
Option plan/	options/	Dividend	Volatility,	interest	ted term,	share price	RSU (U.S.	Valuation
Grant date	RSUs	yield, %	%	rate, %	years	(U.S. $)	$)	method
2012 ESOP	4,128,521	0-5.03%	28%-49.85%	0.29%-3.85%	2-4	28.10	7.14	Black-Scholes-Merton
2015 RSU Plan	2,035,808	0-5.70%	40.65%-64.02%	2.89%-4.34%	0-2	15.26	14.56	Binominal
2019 ESOP	1,980,000	2.73%-8.76%	41.12%-65.47%	0.24%-1.94%	0-4	18.45	5.57	Black-Scholes-Merton